Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Non-Current Assets [Abstract]
Summary of other non-current assets

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Rental deposits	8,591	7,517	1,160
Non-current portion of prepayments to suppliers and other business related expenses	4,751	10,229	1,579
Total	13,342	17,746	2,739